Segment Information (Details) - Schedule of operating segments information - Segment Information [Member] - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Segment Reporting Information [Line Items]
Total Revenue	$ 34,079,482	$ 44,091,053
Total Gross profit	10,671,403	15,784,840
Total Current assets	72,349,827		$ 65,766,598
Total Non-current assets	7,660,270		8,588,200
Installation and Maintenance [Member]
Segment Reporting Information [Line Items]
Total Revenue	21,979,399	32,055,964
Total Gross profit	7,286,334	12,218,084
Total Current assets
Total Non-current assets
Housekeeping [Member]
Segment Reporting Information [Line Items]
Total Revenue	8,009,015	9,630,598
Total Gross profit	1,321,638	2,272,276
Total Current assets
Total Non-current assets
Senior care services [Member]
Segment Reporting Information [Line Items]
Total Revenue	4,091,068	2,404,491
Total Gross profit	2,063,431	$ 1,294,480
Total Current assets
Total Non-current assets	4,699,124		4,966,998
Unallocated current assets [Member]
Segment Reporting Information [Line Items]
Total Current assets	72,349,827		65,766,598
Unallocated non-current assets [Member]
Segment Reporting Information [Line Items]
Total Non-current assets	$ 2,961,146		$ 3,621,202